Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Marketable securities		€ 1,761
Forward Contracts		66
Swap contracts	€ (7,633)	(9,570)
Currency swap	726	(132)
Dori Energy loan	7,408	8,745
Financial power swap	€ 397	€ 10,238
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Market price
Swap contracts [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Dori Energy loan [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.	The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Forward contracts [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		€ 0
Forward Contracts		0
Swap contracts	€ 0	0
Currency swap	0	0
Dori Energy loan	0	0
Financial power swap	0	0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		1,761
Forward Contracts		66
Swap contracts	(7,633)	(9,570)
Currency swap	726	(132)
Dori Energy loan	0	0
Financial power swap	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		0
Forward Contracts		0
Swap contracts	0	0
Currency swap	0	0
Dori Energy loan	7,408	8,745
Financial power swap	€ 397	€ 10,238